                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   December 31, 2001

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH FORK BANK
Address:   Attn:  Timothy Treble
           275 Broadhollow Road
           Melville, NY  11747

Form 13F File Number: 28-07112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy Treble
Title:     Vice President
Phone:     (631) 844-1009

Signature, Place, and Date of Signing:

/s/ Timothy Treble             Melville, New York               2/11/02
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-___________________________ _______________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          109

Form 13F Information Table Value Total:     $137,405
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number        Name

     ------- --------------------------- --------------------------------

     [Repeat as necessary.]

                                NORTH FORK BANK
                                     TRUST
                             SCHEDULE 13F WORKSHEET
                               DECEMBER 31, 2001

                                                     VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
AT&T CORP              COM             001957109       986       54434  SH            SOLE                   49536    4798     100
AT&T WIRELESS SVCS
  INC                  COM             00209A106       251       17503  SH            SOLE                   15928    1543      32
ABBOTT LABS            COM             002824100      1850       33190  SH            SOLE                   32280     635     275
ALLIANCE ALL MARKET
  ADVANTAGE            COM             01852M108       314       14685  SH            SOLE                   13925       0     760
ALLIANCE CAP MGMT
  HLDG LP              UNIT LTD PARTN  01855A101      3156       65330  SH            SOLE                   61360     560    3410
ALLSTATE CORP          COM             020002101       238        7084  SH            SOLE                    6384       0     700
AMERICAN EXPRESS CO    COM             025816109      1123       31495  SH            SOLE                   31020     300     175
AMERICAN EXPRESS CO    COM             025816109       281        7884  SH            DEFINED                    0    7884       0
AMERICAN HOME
  PRODS CORP           COM             026609107      1120       18265  SH            SOLE                   15665       0    2600
AMERICAN HOME
  PRODS CORP           COM             026609107       822       13405  SH            DEFINED                 8000    5405       0
AMERICAN INTL
  GROUP INC            COM             026874107      2342       29508  SH            SOLE                   28650     150     708
AMERICAN WTR
  WKS INC              COM             030411102       967       23185  SH            SOLE                   21485     600    1100
AMERICAN WTR
  WKS INC              COM             030411102       434       10400  SH            DEFINED                10000     400       0
AON CORP               COM             037389103       253        7128  SH            SOLE                    7003       0     125
BP PLC                 SPONSORED ADR   055622104       668       14382  SH            SOLE                   12208     594    1580
BANK OF AMERICA
  CORPORATION          COM             060505104       267        4246  SH            SOLE                    3646       0     600
BAXTER INTL INC        COM             071813109       475        8860  SH            SOLE                    8265     200     395
BECKMAN COULTER INC    COM             075811109      1277       28840  SH            SOLE                   28540       0     300
BECTON DICKINSON
  & CO                 COM             075887109       312        9425  SH            SOLE                    8425       0    1000
BELLSOUTH CORP         COM             079860102       464       12191  SH            SOLE                   12191       0       0
BOEING CO              COM             097023105       242        6265  SH            SOLE                    5715       0     550
BRISTOL MYERS
  SQUIBB CO            COM             110122108      2260       44324  SH            SOLE                   39154     370    4800
BRISTOL MYERS
  SQUIBB CO            COM             110122108       422        8285  SH            DEFINED                 7285    1000       0
CEDAR FAIR L P         DEPOSITORY UNIT 150185106       937       37827  SH            SOLE                   31517    3300    3010
CHEVRONTEXACO CORP     COM             166764100      1629       18189  SH            SOLE                   15493     242    2454
CISCO SYS INC          COM             17275R102       955       52750  SH            SOLE                   50730     700    1320
CITIGROUP INC          COM             172967101      4531       89786  SH            SOLE                   86672    1274    1840
CITIGROUP INC          COM             172967101       207        4104  SH            DEFINED                 2212    1892       0
COCA COLA CO           COM             191216100       293        6218  SH            SOLE                    6053       0     165
COLGATE PALMOLIVE CO   COM             194162103      3646       63145  SH            SOLE                   60860     975    1310
COMPAQ COMPUTER
  CORP                 COM             204493100       550       56446  SH            SOLE                   51446       0    5000
COMPUTER ASSOC
  INTL INC             COM             204912109       586       17022  SH            SOLE                    4722       0   12300
DOW CHEM CO            COM             260543103       717       21255  SH            SOLE                   19830       0    1425

                                NORTH FORK BANK
                                     TRUST
                             SCHEDULE 13F WORKSHEET
                               DECEMBER 31, 2001

                                                     VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
E M C CORP MASS        COM             268648102       387       28865  SH            SOLE                   28405     460       0
EASTMAN KODAK CO       COM             277461109       265        9031  SH            SOLE                    8381       0     650
EXXON MOBIL CORP       COM             30231G102      6755      171953  SH            SOLE                  164430    1615    5908
EXXON MOBIL CORP       COM             30231G102      1777       45247  SH            DEFINED                30496   14751       0
FEDERAL NATL
  MTG ASSN             COM             313586109      1967       24745  SH            SOLE                   24550       0     195
FEDERATED INVS
  INC PA               CL B            314211103       655       20551  SH            SOLE                   17051     800    2700
FORD MTR CO DEL        COM PAR $0.00   345370860      1948      123968  SH            SOLE                  117315    1563    5090
FRANKLIN RES INC       COM             354613101      3281       93053  SH            SOLE                   93053       0       0
GABELLI EQUITY
  TR INC               COM             362397101       181       16827  SH            SOLE                    9084       0    7743
GANNETT INC            COM             364730101       378        5630  SH            SOLE                    5380     150     100
GENERAL ELEC CO        COM             369604103      6090      152010  SH            SOLE                  145076    2180    4754
GENERAL ELEC CO        COM             369604103      1613       40272  SH            DEFINED                30875    9397       0
GENERAL MLS INC        COM             370334104      3537       68020  SH            SOLE                   66320     800     900
GOLDMAN SACHS
  GROUP INC            COM             38141G104      1170       12625  SH            SOLE                   12625       0       0
HALLIBURTON CO         COM             406216101       691       52770  SH            SOLE                   52025     150     595
HEINZ H J CO           COM             423074103       434       10575  SH            SOLE                    9170       0    1405
HOME DEPOT INC         COM             437076102       830       16277  SH            SOLE                   15627     200     450
HYPERION TOTAL
  RETURN FD INC                        449145101       179       20900  SH            SOLE                   15900    5000       0
INTEL CORP             COM             458140100      1648       52409  SH            SOLE                   51829       0     580
INTERNATIONAL
  BUSINESS MACHS       COM             459200101      6107       50490  SH            SOLE                   46705     825    2960
INTERNATIONAL
  BUSINESS MACHS       COM             459200101       886        7325  SH            DEFINED                 3850    3475       0
INTL PAPER CO          COM             460146103       216        5360  SH            SOLE                    4960     125     275
J P MORGAN CHASE
  & CO                 COM             46625H100      1089       29994  SH            SOLE                   11538     370   18086
JOHNSON & JOHNSON      COM             478160104      4422       74840  SH            SOLE                   70315    1150    3375
JOHNSON & JOHNSON      COM             478160104       205        3475  SH            DEFINED                 1925    1550       0
JOHNSON CTLS INC       COM             478366107      1058       13105  SH            SOLE                   12105     700     300
KEYCORP                COM             493267108       314       12901  SH            SOLE                   11401       0    1500
KIMBERLY CLARK
  CORP                 COM             494368103       315        5280  SH            SOLE                    5100       0     180
KMART FINANCING
  I 7.75%              CV PFD TR       498778208       384       13260  SH            SOLE                   12820       0     440
LIBERTY ALL-STAR
  EQUITY FND                           530158104       264       23843  SH            SOLE                   21303       0    2540
LIZ CLAIBORNE INC      COM             539320101       646       13000  SH            SOLE                   13000       0       0
LUCENT TECHNOLOGIES
  INC                  COM             549463107        69       11031  SH            SOLE                   11031       0       0
MELLON FINL CORP       COM             58551A108      1645       43755  SH            SOLE                   41355       0    2400

                                NORTH FORK BANK
                                     TRUST
                             SCHEDULE 13F WORKSHEET
                               DECEMBER 31, 2001

                                                     VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
MERCK & CO INC         COM             589331107       748       12736  SH            SOLE                   12086     200     450
MERCK & CO INC         COM             589331107       385        6565  SH            DEFINED                  490    6075       0
MICROSOFT CORP         COM             594918104      2965       44770  SH            SOLE                   42905     790    1075
MINNESOTA MNG &
  MFG CO               COM             604059105       252        2140  SH            SOLE                    2140       0       0
MORGAN STANLEY
  DEAN WITTER                          617446448       318        5692  SH            SOLE                    3292       0    2400
MOTOROLA INC           COM             620076109       765       50935  SH            SOLE                   50585       0     350
NICOR INC              COM             654086107      1530       36762  SH            SOLE                   35632    1130       0
NORTEL NETWORKS
  CORP NEW             COM             656568102        84       11358  SH            SOLE                   11358       0       0
NORTH FORK
  BANCORPORATION NY    COM             659424105      3151       98560  SH            SOLE                   78491       0   20069
NUVEEN NY MUN
  VALUE FD             COM             67062M105       348       37575                SOLE                   37575       0       0
NUVEEN N Y INVT
  QUALITY MUN          COM             67062X101       530       36115                SOLE                   34875       0    1240
NUVEEN NY SELECT
  QUALITY MUN          COM             670976109      2001      140668                SOLE                  131143       0    9525
NUVEEN NY QUALITY
  INCM MUN F           COM             670986108       502       35775                SOLE                   35125       0     650
OPPENHEIMER MULTI-
  SECTOR INC           SH BEN INT      683933105      1601      194855  SH            SOLE                  177755       0   17100
PPG INDS INC           COM             693506107       846       16360  SH            SOLE                   15350     475     535
PEPSICO INC            COM             713448108       700       14384  SH            SOLE                   12954       0    1430
PFIZER INC             COM             717081103      3829       96123  SH            SOLE                   92507       0    3616
PFIZER INC             COM             717081103       559       14050  SH            DEFINED                 6575    7475       0
PHARMACIA CORP         COM             71713U102       404        9480  SH            SOLE                    8980     200     300
PHILADELPHIA SUBN
  CORP                 COM PAR $0.00   718009608       301       13373  SH            SOLE                   13373       0       0
PHILIP MORRIS COS INC  COM             718154107      1615       35240  SH            SOLE                   33880     670     690
PROCTER & GAMBLE CO    COM             742718109       310        3928  SH            SOLE                    3528     400       0
ROYAL DUTCH PETROLEUM
  CO                                   780257804      1089       22220  SH            SOLE                   22220       0       0
SBC COMMUNICATIONS
  INC                                  78387G103      3079       78638  SH            SOLE                   73158    1470    4010
SBC COMMUNICATIONS
  INC                                  78387G103       389        9956  SH            DEFINED                 4534    5422       0
ST PAUL COS INC        COM             792860108       554       12620  SH            SOLE                   10820       0    1800
SARA LEE CORP          COM             803111103       391       17635  SH            SOLE                   17635       0       0
SCOTTS CO              CL A            810186106       305        6415  SH            SOLE                    6415       0       0
SEARS ROEBUCK & CO     COM             812387108       344        7240  SH            SOLE                    6340       0     900
SUN MICROSYSTEMS INC   COM             866810104       514       41803  SH            SOLE                   40603       0    1200
SUNGARD DATA SYS INC   COM             867363103      1132       39140  SH            SOLE                   38490       0     650
TELEFLEX INC                           879369106       793       16765  SH            SOLE                   15915       0     850
TEXAS INSTRS INC       COM             882508104       679       24275  SH            SOLE                   24075       0     200

                                NORTH FORK BANK
                                     TRUST
                             SCHEDULE 13F WORKSHEET
                               DECEMBER 31, 2001

                                                     VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
TYCO INTL LTD NEW                      902124106      3206       54445  SH            SOLE                   52880     775     790
UNITED PARCEL SERVICE
  INC                  CL B            911312106       761       13975  SH            SOLE                   13485     200     290
VERIZON COMMUNICATIONS COM             92343V104      4039       85138  SH            SOLE                   73292     314   11532
VERIZON COMMUNICATIONS COM             92343V104       534       11261  SH            DEFINED                 7343    3918       0
WAL MART STORES INC    COM             931142103      3664       63690  SH            SOLE                   61210     850    1630
WAL MART STORES INC    COM             931142103       242        4215  SH            DEFINED                 1690    2525       0
WALGREEN CO            COM             931422109      1351       40160  SH            SOLE                   34660       0    5500
WASHINGTON MUT INC     COM             939322103      2994       91586  SH            SOLE                   89336       0    2250
WELLS FARGO & CO NEW   COM             949746101       357        8231  SH            SOLE                    8031       0     200
WORLDCOM INC GA NEW    COM             98157D106      1263       89711  SH            SOLE                   86061    1350    2300

GRAND TOTALS                                        137405     3767006                                     3449992  112322  204692